SHARE CAPITAL (Share Capital) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ILS	Aug. 22, 2013 ILS	Dec. 31, 2012 ILS
SHARE CAPITAL [Abstract]
Reverse stock split ratio	0.2353
Ordinary shares, par value per share			0.25	0.0588235	0.25
Ordinary shares, shares authorized			15,000,000		15,000,000
Shares issued to settle liabilities		70,588
Shares issued to settle liabilities, value		$ 51
Issuance of share capital	3,450,000
Proceeds from issuance of share capital	$ 13,800